AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 92.7%
Communication Services - 18.0%
Alphabet, Inc., Class A (United States)*	1,202	$3,252,696
Charter Communications, Inc., Class A (United States)*	4,550	2,699,697
Meta Platforms, Inc., Class A (United States)*	5,400	1,691,604

Total Communication Services		7,643,997
Consumer Discretionary - 3.9%
Amazon.com, Inc. (United States)*	550	1,645,308
Consumer Staples - 4.4%
Unilever PLC (United Kingdom)	36,900	1,884,751
Financials - 3.0%
Intercontinental Exchange, Inc. (United States)	6,600	835,956
Moody's Corp. (United States)	1,228	421,204

Total Financials		1,257,160
Health Care - 29.2%
Baxter International, Inc. (United States)	20,727	1,770,915
Becton Dickinson and Co. (United States)	5,400	1,372,356
Catalent, Inc. (United States)*	12,600	1,309,518
Cochlear, Ltd. (Australia)	1,803	247,251
The Cooper Cos, Inc. (United States)	2,569	1,023,233
CVS Health Corp. (United States)	25,400	2,705,354
Illumina, Inc. (United States)*	1,300	453,466
Sonic Healthcare, Ltd. (Australia)	48,216	1,298,471
Thermo Fisher Scientific, Inc. (United States)	1,400	813,820
UnitedHealth Group, Inc. (United States)	3,000	1,417,710

Total Health Care		12,412,094
	Shares	Value
Industrials - 24.0%
Aena SME SA (Spain)*,1	8,100	$1,308,819
BAE Systems PLC (United Kingdom)	281,800	2,205,299
Canadian Pacific Railway, Ltd. (Canada)	29,600	2,113,440
CoStar Group, Inc. (United States)*	11,700	820,872
Safran SA (France)	14,500	1,755,504
Vinci, S.A. (France)	17,900	1,961,957

Total Industrials		10,165,891
Information Technology - 10.2%
Fiserv, Inc. (United States)*	14,300	1,511,510
Mastercard, Inc., Class A (United States)	3,800	1,468,244
Microsoft Corp. (United States)	4,400	1,368,312

Total Information Technology		4,348,066

Total Common Stocks (Cost $35,718,859)		39,357,267
Short-Term Investments - 7.5%
Other Investment Companies - 7.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	2,111,201	2,111,201
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	1,087,588	1,087,588

Total Short-Term Investments (Cost $3,198,789)		3,198,789
Total Investments - 100.2% (Cost $38,917,648)		42,556,056
Other Assets, less Liabilities - (0.2)%		(98,365)
Net Assets - 100.0%		$42,457,691

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $1,308,819 or 3.1% of net assets.
[2]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Health Care	$10,866,372	$1,545,722	—	$12,412,094
Industrials	2,934,312	7,231,579	—	10,165,891
Communication Services	7,643,997	—	—	7,643,997
Information Technology	4,348,066	—	—	4,348,066
Consumer Staples	—	1,884,751	—	1,884,751
Consumer Discretionary	1,645,308	—	—	1,645,308
Financials	1,257,160	—	—	1,257,160
Short-Term Investments
Other Investment Companies	3,198,789	—	—	3,198,789
Total Investments in Securities	$31,894,004	$10,662,052	—	$42,556,056

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2022, was as follows:
Country	% of Long-Term Investments
Australia	3.9
Canada	5.4
France	9.5
Spain	3.3
United Kingdom	10.4
United States	67.5
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.